Equity - Authorized shares and secondary follow-on equity offering (Details) $ / shares in Units, $ / shares in Units, $ in Thousands				12 Months Ended
	Dec. 20, 2021 shares	Dec. 11, 2020 MXN ($) shares	Dec. 11, 2020 USD ($) $ / shares shares	Dec. 31, 2021 EquityInstruments $ / shares shares	Dec. 31, 2020 MXN ($) EquityInstruments shares
Equity
Par value | $ / shares				$ 0
Number of authorized shares				1,165,976,677	1,165,976,677
Treasury shares				(9,904,197)	(19,020,202)
Shares fully subscribed and paid				1,156,072,480	1,146,956,475
Forfeited during the year | EquityInstruments				551,732	327,217
Proceeds from issuance of shares			$ 164,419,000		$ 3,272,832
Increase in capital stock | $		$ 3,272,832			$ 3,272,832
Series A shares
Equity
Number of authorized shares				1,108,462,804	1,077,924,804
Number of shares per CPO		1	1
Series B shares
Equity
Number of authorized shares				57,513,873	88,051,873
Conversion of equivalent number of shares	30,538,000				30,538,000
Fixed Class I
Equity
Number of authorized shares				24,180	24,180
Shares fully subscribed and paid				24,180	24,180
Fixed Class I | Series A shares
Equity
Number of authorized shares				10,478	10,478
Fixed Class I | Series B shares
Equity
Number of authorized shares				13,702	13,702
Variable Class II
Equity
Number of authorized shares				1,165,952,497	1,165,952,497
Treasury shares				(9,904,197)	(19,020,202)
Shares fully subscribed and paid				1,156,048,300	1,146,932,295
Variable Class II | Series A shares
Equity
Number of authorized shares				1,108,452,326	1,077,914,326
Variable Class II | Series B shares
Equity
Number of authorized shares				57,500,171	88,038,171
American Depositary Shares
Equity
Weighted average share price | $ / shares			$ 11.25
Number of CPOs per ADS		10	10
Primary follow-on equity offering
Equity
Number of shares offered		134,000,000	134,000,000
Over-allotment | American Depositary Shares
Equity
Number of shares issued		20,100,000	20,100,000